Fees Summary	Sep. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,275,000
Previously Paid Amount	0.00
Total Fee Amount	501.40
Total Offset Amount	0.00
Net Fee	501.40
Narrative - Max Aggregate Offering Price	$ 3,275,000
Final Prospectus	true